Note 8 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 8 – Related Party Transactions

Promissory Notes – Related Party

On August 15, 2008, the Company obtained an $80,000 loan from Vision Capital Partners (a related party) due in one year, bearing interest at 7.5% per year.  Accrued interest at March 31, 2014 and December 31, 2013 was $32,408 and $32,032, respectively. Currently in default.

On May 1, 2013, the Company obtained a $15,000 loan, in Canadian dollars, from Ken Adessky due in one year, bearing interest at 7.5% per year.  Accrued interest at March 31, 2014 and December 31, 2013 was $932 and $701, respectively.

Rent Payable

The Company has signed a lease commitment with Ken Adessky (a related party), on a month-to-month basis, for office space payable monthly at a rate of $5,000; the amount of rent payable on the lease was $354,960 and $351,540 as of March 31, 2014 and December 31, 2013, respectively.

Common Stock

On February 12, 2013, Ken Adessky (a related party) converted $50,000 of accrued compensation into 9,600,000 shares of common stock, valued at $270,720 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $150,720 was recognized.

On February 12, 2013, Earl Azimov (a related party) converted $50,000 of accrued compensation into 9,600,000 shares of common stock, valued at $270,720 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $150,720 was recognized.

On June 10, 2013, Ken Adessky and Earl Azimov converted $50,000 of accrued compensation each into 6,250,000 shares of common stock each, the total of the two grants was valued at $262,500 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $162,500 was recognized.

On August 19, 2013, Ken Adessky (a related party) converted $60,000 of accrued compensation into 4,800,000 shares of common stock, valued at $86,400 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $26,400 was recognized.

On August 19, 2013, Earl Azimov (a related party) converted $60,000 of accrued compensation into 4,800,000 shares of common stock, valued at $86,400 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $26,400 was recognized.

Consulting Agreements

On January 2, 2013, the Company agreed to engage Kenneth Adessky and Earl Azimov as consultants earning the monthly amounts of $18,000 and $18,000, respectively for their services rendered each month until further changed or repealed.

Note 8 – Related Party Transactions

Promissory Notes – Related Party

On August 15, 2008, the Company obtained an $80,000 loan from Vision Capital Partners (a related party) due in one year, bearing interest at 7.5% per year.  Accrued interest at December 31, 2013 and 2012 was    $32,032 and $28,034, respectively. Currently in default.

On May 1, 2013, the Company obtained a $15,000 loan, in Canadian dollars, from Ken Adessky (a related party) due in one year, bearing interest at 7.5% per year.  Accrued interest at December 31, 2013 was $701.

Rent Payable

The Company has signed a lease commitment with Ken Adessky (a related party), on a month-to-month basis, for office space payable monthly at a rate of $5,000; the amount of rent payable on the lease was $351,540 and $315,405  as of December 31, 2013 and 2012, respectively.

Common Stock

On August 15, 2012, Ken Adessky (a related party) converted $50,000 of accrued compensation into 10,000,000 shares of common stock, valued at $600,000 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $550,000 was recognized.

On August 15, 2012, Earl Azimov (a related party) converted $50,000 of accrued compensation into 10,000,000 shares of common stock, valued at $600,000 based on the market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $550,000 was recognized.

On February 12, 2013, Ken Adessky (a related party) converted $50,000 of accrued compensation into 9,600,000 shares of common stock, valued at $270,720 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $150,720 was recognized.

On February 12, 2013, Earl Azimov (a related party) converted $50,000 of accrued compensation into 9,600,000 shares of common stock, valued at $270,720 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $150,720 was recognized.

On June 10, 2013, Ken Adessky and Earl Azimov converted $50,000 of accrued compensation each into 6,250,000 shares of common stock each, the total of the two grants was valued at $262,500 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $162,500 was recognized.

On August 19, 2013, Ken Adessky (a related party) converted $60,000 of accrued compensation into 4,800,000 shares of common stock, valued at $86,400 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $26,400 was recognized.

On August 19, 2013, Earl Azimov (a related party) converted $60,000 of accrued compensation into 4,800,000 shares of common stock, valued at $86,400 based on the closing market price on the date of grant.  As the value of the common stock granted exceeds the value of the liabilities relieved, a loss on conversion of $26,400 was recognized.

Consulting Agreements

On January 2, 2013, the Company agreed to engage Kenneth Adessky and Earl Azimov as consultants earning the monthly amounts of $18,000 and $18,000, respectively for their services rendered each month until further changed or repealed.